STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)			3 Months Ended			9 Months Ended	12 Months Ended
	Feb. 27, 2023	Mar. 06, 2022	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2023	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 26, 2015	Dec. 31, 2014	Dec. 13, 2010
StockholdersEquityLineItems [Line Items]
Preferred stock, shares authorized			20,000,000			20,000,000	20,000,000	20,000,000	20,000,000
Preferred stock, par value			$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued			2,000,000			2,000,000	2,000,000	2,000,000
Preferred stock, shares outstanding			2,000,000			2,000,000	2,000,000	2,000,000
Common stock, shares authorized			2,000,000,000			2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000	550,000,000	300,000,000
Common stock, par value			$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued			1,884,930,584			1,884,930,584	1,884,930,584	1,884,930,584
Common stock, shares outstanding			1,884,930,584			1,884,930,584	1,884,930,584	1,884,930,584
Accounting service, value					$ 9,000
Compensation expense			$ 0	$ 0
Common Stock [Member]
StockholdersEquityLineItems [Line Items]
Number of shares issued for services					22,500,000
Accounting service, value					$ 2,250
Creative Motion Technology, LLC [Member]
StockholdersEquityLineItems [Line Items]
Ownership percentage		100.00%
Series A Preferred Stock [Member]
StockholdersEquityLineItems [Line Items]
Preferred stock, shares outstanding			2,000,000	2,000,000		2,000,000	2,000,000
Preferred stock voting rights		The Series A Preferred Stock, shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.				The Series A Preferred Stock shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.	The Series A Preferred Stock, shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class
Series A Preferred Stock [Member] | Revision of Prior Period, Adjustment [Member]
StockholdersEquityLineItems [Line Items]
Preferred stock voting rights		The Series A Preferred Stock shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.
Common Class A [Member]
StockholdersEquityLineItems [Line Items]
Common stock, shares authorized			3,000,000,000			3,000,000,000	2,000,000,000	2,000,000,000
Common stock, par value			$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued			1,884,930,584			1,884,930,584	1,884,930,584	1,862,430,584
Common stock, shares outstanding			1,884,930,584			1,884,930,584	1,884,930,584	1,862,430,584
Common Class A [Member] | Revision of Prior Period, Adjustment [Member]
StockholdersEquityLineItems [Line Items]
Common stock, shares authorized							3,000,000,000
Chief Executive Officer [Member]
StockholdersEquityLineItems [Line Items]
Preferred stock, shares issued		2,000,000					2,000,000
Consultants [Member]
StockholdersEquityLineItems [Line Items]
Compensation expense	$ 9,000
Consultants [Member] | Common Stock [Member]
StockholdersEquityLineItems [Line Items]
Number of shares issued for services	22,500,000
Consultants [Member] | Accounting Services [Member] | Common Stock [Member]
StockholdersEquityLineItems [Line Items]
Number of shares issued for services	7,500,000
Accounting service, value	$ 3,000
Consultants [Member] | Legal Services [Member] | Common Stock [Member]
StockholdersEquityLineItems [Line Items]
Number of shares issued for services	15,000,000
Accounting service, value	$ 6,000